Document and Entity Information Document	Apr. 26, 2021
Written Communications	false
Amendment Flag	false
Entity File Number	1-35747
Document Type	8-K
Document Period End Date	Apr. 26, 2021
Entity Registrant Name	Entergy New Orleans, LLC
Entity Tax Identification Number	82-2212934
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Perdido Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70112
City Area Code	504
Local Phone Number	670-3700
Entity Central Index Key	0000071508
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Mortgage Bonds, 5.0% Series due December 2052 | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.0% Series due December 2052
Security Exchange Name	NYSE
Trading Symbol	ENJ
Mortgage Bonds, 5.50% Series due April 2066 | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.50% Series due April 2066
Security Exchange Name	NYSE
Trading Symbol	ENO